Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (33,112)	$ (11,658)	$ (67,226)	$ (62,300)	$ 15,761
Other comprehensive income (loss), net of tax:
Changes in unrealized gain on available for sale securities	0	22	17	10	66
Foreign currency translation adjustments	34	59	85	128	1
Total other comprehensive income (loss), net of tax	(34)	(37)	(68)	(118)	65
Comprehensive income (loss)	$ (33,146)	$ (11,695)	$ (67,294)	$ (62,418)	$ 15,826